Income tax, Reconciliation of Effective Tax Rate (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax [Abstract]
Profit before income taxes	$ 5,662,697	$ 475,086,707	$ 350,554
Tax using the Company's domestic tax rate	30.00%	30.00%	30.00%
Income tax at legal tax rate	$ 1,698,809	$ 142,526,012	$ 105,166
Tax effect of [Abstract]
Annual adjustment inflation	86,082,320	72,595,223	66,939,657
Non-deductible expenses	5,970,038	7,751,565	895,711
Change in allowance for NOL's	(145,881,392)	7,836,607	37,918,447
Total tax expense	$ (52,130,224)	$ 230,709,407	$ 105,858,981